STOCKHOLDERS' EQUITY (Common Stock Dividends) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
STOCKHOLDERS' EQUITY [Abstract]
Dividends declared per common share	$ 0.74	$ 0.71	$ 0.71	$ 0.71	$ 0.71	$ 0.64	$ 0.64	$ 0.64	$ 2.87	$ 2.63	$ 2.44
Dividends paid per common share									$ 2.84	$ 2.56	$ 2.40